TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Trade Payables And Accrued Liabilities
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
	December 31, 2024	December 31, 2023
Trade accounts payable	$609,869	$1,259,623
Accrued liabilities	1,789,318	1,345,649
Government grant payable	-	33,709
	$2,399,187	$2,638,981